Borrowings - Maturity of borrowings (Details) - USD ($) $ in Thousands		Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about borrowings [line items]
Undiscounted cash flow of principal and estimated interest	[1]	$ 1,749,841	$ 1,648,972
1 year or less
Disclosure of detailed information about borrowings [line items]
Undiscounted cash flow of principal and estimated interest	[1]	286,353	247,209
1 to 2 years
Disclosure of detailed information about borrowings [line items]
Undiscounted cash flow of principal and estimated interest	[1]	307,722	237,298
2 to 5 years
Disclosure of detailed information about borrowings [line items]
Undiscounted cash flow of principal and estimated interest	[1]	641,191	547,257
Over 5 years
Disclosure of detailed information about borrowings [line items]
Undiscounted cash flow of principal and estimated interest	[1]	$ 514,575	$ 617,208

[1]	The amounts disclosed in the table are undiscounted cash flows of principal and estimated interest. Variable interest rate cash flows have been estimated using variable interest rates applicable at the end of the reporting period.